Income Taxes (Deferred Tax Assets Or Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	$ 224.2	$ 244.2
Gross deferred tax, Liabilities	(204.7)	(219.9)
Valuation allowance	(25.4)	(32.2)
Total deferred taxes, Assets	198.8	212.0
Net deferred tax (liability)	(5.9)	(7.9)
Property, plant and equipment
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	13.5	12.6
Gross deferred tax, Liabilities	(60.0)	(61.1)
Inventories
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	1.6	1.9
Gross deferred tax, Liabilities	(16.4)	(18.8)
Accrued expenses
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	89.7	89.6
Gross deferred tax, Liabilities	(0.8)	(0.1)
Net operating loss and tax credit carryforwards
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	64.6	66.4
Gross deferred tax, Liabilities	0	0
Pension cost and other post-retirement benefits
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	16.0	29.7
Gross deferred tax, Liabilities	(0.9)	(0.8)
Intangible assets
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	2.3	2.9
Gross deferred tax, Liabilities	(108.5)	(118.7)
Derivative financial instruments
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	14.2	15.7
Gross deferred tax, Liabilities	(1.7)	(1.7)
Subsidiary stock basis
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	0	6.0
Gross deferred tax, Liabilities	0	0
Uncertain tax positions
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	11.2	12.1
Gross deferred tax, Liabilities	0	0
Other
Income Tax Contingency [Line Items]
Gross deferred tax, Assets	11.1	7.3
Gross deferred tax, Liabilities	$ (16.4)	$ (18.7)